Advances for Vessels Under Construction and Acquisitions and Other Vessel Costs	9 Months Ended
Sep. 30, 2013
Advances For Property Plant And Equipment [Abstract]
Advances for Vessels under Construction and Acquisitions and Other Vessel Costs

4.       Advances for Vessels under Construction and Acquisitions and Other Vessel Costs

The amounts in the accompanying consolidated balance sheets include payments to sellers of vessels or, in the case of vessels under construction, to the shipyards and other costs as analyzed below:

	September 30, 2013	December 31, 2012
Pre-delivery installments	$37,810	$8,700
Advances for vessel acquisitions	2,270	2,650
Capitalized interest and finance costs	429	100
Other related costs	395	52
Total	$40,904	$11,502

The movement of the account, for the nine months ended September 30, 2013 and the year ended December 31, 2012 was as follows:

	September 30, 2013	December 31, 2012
Beginning balance	$11,502	$63,440
- Advances for vessels under construction and other vessel costs	29,782	68,549
- Advances for vessel acquisitions and other vessel costs	26,295	31,827
- Transferred to vessel cost (Note 6)	(26,675)	(152,314)
Ending balance	$40,904	$11,502

On March 28, 2012, Erikub and Wotho, each entered into one shipbuilding contract with China Shipbuilding Trading Company, Limited and Jiangnan Shipyard (Group) Co., Ltd for the construction of one ice class Panamax dry bulk carrier for each subsidiary for the contract price of $29,000 each. Hull H2528, to be named “Crystalia”, is expected to be delivered in the first quarter of 2014 and hull H2529, to be named “Atalandi”, is expected to be delivered in the second quarter of 2014. As at September 30, 2013, the remaining contractual obligations amounted to $17,400 for Erikub (hull H2528) and $17,400 for Wotho (hull H2529) (Note 9).

On May 17, 2013, Aster and Aerik, each entered into one shipbuilding contract with China Shipbuilding Trading Company, Limited and Jiangnan Shipyard (Group) Co., Ltd for the construction of one Newcastlemax dry bulk carrier for each subsidiary for the contract price of $48,700 each. The vessels are expected to be delivered during the second quarter of 2016. As at September 30, 2013, the remaining contractual obligations amounted to $41,395 for Aster (hull H2548) and $41,395 for Aerik (hull H2549) (Note 9).

In September 2013, Makur acquired through a bid offer, a Kamsarmax dry bulk carrier for $22,700, of which a 10% advance had been paid as at September 30, 2013. The vessel was renamed “Myrsini” and was delivered to the Company on October 10, 2013 (Note 13). As at September 30, 2013, the remaining contractual obligations of Makur amounted to $20,430 (Note 9).